Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Tables)	12 Months Ended
Dec. 31, 2012
Purchases of Equity Securities by the Issuer and Affiliated Purchasers [Abstract]
Summary of shares repurchased

Period	Total number of shares purchased	Average price paid per Share (EUR)	Total number of shares purchased as part of publicly announced plans or programs	Maximum value of shares that may yet be purchased under the program [1] (EUR)	Maximum number of shares that may yet be purchased under the program[2]

January 20 - 31, 2012	2,132,366	32.65	2,132,366	360,369,363	2,200,000
February 1 - 28, 2012	1,025,407	34.71	3,157,773	324,780,615	2,200,000
March 1 - 31, 2012	949,726	35.76	4,107,499	290,820,741	2,200,000
April 1 - 30, 2012	654,169	37.18	4,761,668	266,501,698	2,200,000
May 2 - 31, 2012	1,219,480	36.88	5,981,148	221,530,029	2,200,000
June 1 - 30, 2012	1,133,550	38.61	7,114,698	177,764,616	2,200,000
July 1 - 29, 2012	428,000	40.65	7,542,698	160,366,940	2,200,000
August 1 - 31, 2012	-	-	7,542,698	160,366,940	2,200,000
September 1 -30, 2012	-	-	7,542,698	160,366,940	2,200,000
October 3 - 31, 2012	1,153,112	41.86	8,695,810	112,099,413	2,200,000
November 1 - 30, 2012	3,240,099	44.10	11,935,909	-	1,542,149
December 1 - 31, 2012	1,542,149	48.24	13,478,058	-	-

Total	13,478,058	39.71

1	Program to purchase shares up to a maximum amount of EUR 1,130 million. We have or will cancel these shares.
2	Program to purchase up to 2.2 million shares for the purpose of covering outstanding employee stock and stock option plans